Note 9 - Debt, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]

9. Debt, Net

Debt covenants

The Company’s debt agreements contain representations and warranties, events of default, restrictions and limitations, reporting requirements, and covenants that are customary for agreements of these types.

The Sprott Credit Agreement (as defined herein) contains covenants that, among other things, restrict or limit the ability of the Company to enter into encumbrances (other than Permitted Encumbrances), incur indebtedness (other than Permitted Indebtedness), dispose of its assets (other than Permitted Disposals), pay dividends, and purchase or redeem shares, as such terms are defined in the Sprott Credit Agreement. The Sprott Credit Agreement requires the Company to ensure that, at all times, both its Working Capital and Unrestricted Cash is at least $10.0 million, and that at least every six months from May 29, 2020 (or earlier as required per the terms of the Sprott Credit Agreement) it demonstrates its ability to repay and meet all present and future obligations as they become due with a financial Model that uses consensus gold and silver prices discounted by 5.0%, as such terms are defined in the Sprott Credit Agreement. The Subordinated Notes (as defined herein) include customary events of default, including those relating to a failure to pay principal or interest, a breach of a covenant, representation or warranty, a cross-default to other indebtedness, and non-compliance with security documents.

As of June 30, 2020, the Company was in compliance with all covenants.

Debt balances

The following table summarizes the components of debt (in thousands):

	June 30,	December 31,
	2020	2019
Debt, net, current:
2.0 Lien Notes	$—	$208,411
1.5 Lien Notes	—	137,050
First Lien Agreement	—	125,468
1.25 Lien Notes	—	77,212
Promissory Note	—	6,773
Less, debt issuance costs	—	(949)
	$—	$553,965
Debt, net, non-current:
Subordinated Notes	$80,711	$—
Sprott Credit Agreement	63,114	—
Less, debt issuance costs	(4,781)	—
	$139,044	$—

As it relates to the $62.3 million initially recorded for the Sprott Credit Agreement on the May 29, 2020 closing of the Recapitalization Transaction, the Company recorded $70.0 million for the stated amount of the borrowing itself, $9.3 million for the additional interest payment obligation, and a $17.0 million discount (inclusive of the $1.4 million original issuance discount) which will be amortized to Interest expense, net using the effective interest method over the term of the Sprott Credit Agreement. As of June 30, 2020, the interest rate charged on the outstanding principal balance of the Sprott Credit Agreement was 8.5%. Using the closing price of $12.65 per share of common stock on the Recapitalization Transaction date, the Company also recorded $6.3 million to Additional paid-in capital for the 496,634 shares of HYMC common stock issued to the Lender.

Sprott Credit Agreement

On October 4, 2019, the Company, as borrower, certain subsidiaries of the Company, as guarantors, and Sprott Private Resource Lending II (Collector), LP. (“Lender”), as arranger, executed a secured multi-advance term credit facility pursuant to which Lender committed to make, subject to certain conditions set forth therein, term loans in an aggregate principal amount up to $110.0 million. On May 29, 2020, the Company entered into the Amended and Restated Credit Agreement (the “Sprott Credit Agreement”) to update the conditions precedent and effect certain other changes to conform to the details of the business combination. On May 29, 2020, at the consummation of the business combination, the Company borrowed $70.0 million under the Sprott Credit Agreement, which was equal to the amount available under the first and second tranches, and issued to Lender 496,634 shares of HYMC common stock, which was equal to 1.0% of the Company’s post-closing shares of common stock outstanding. The Company paid an original issuance discount equal to 2.0% ($1.4 million) of the amount borrowed. The Company does not believe it is currently able to borrow under the third and final $40.0 million tranche of the Sprott Credit Agreement due to its inability to satisfy applicable conditions and production milestones required by certain conditions precedent to borrowing.

Advances under the Sprott Credit Agreement bear interest monthly at a floating rate equal to 7.0% plus the greater of (i) US Dollar three-month LIBOR and (ii) 1.5%, per annum, accruing daily and compounded monthly. For a period of twelve (12) months following the May 29, 2020 initial advance date, no cash payments of interest or principal will be due, with 100% of interest accruing and being capitalized on a monthly basis to the outstanding principal balance of the Sprott Credit Agreement. Additionally, for each three-month period commencing on February 28, 2021 and ending on the maturity date, the Company shall pay Lender additional interest on the last business day of such three-month period, calculated according to a formula set forth in the Sprott Credit Agreement and currently equal to $0.5 million per quarter ($9.3 million in total over the life of the Sprott Credit Agreement). Upon the prepayment of the entire Sprott Credit Agreement, all remaining additional interest payments and all remaining and yet unpaid additional interest must be prepaid as well.

The Company is required to make principal repayments beginning on August 31, 2021 and on the last business day of each calendar quarter thereafter. The first four (4) principal repayments are equal to two and one-half percent (2.5%) of the outstanding principal amount of the Sprott Credit Agreement on May 31, 2021 (including all capitalized interest thereon, if any, but excluding the principal repayment then due). All subsequent principal repayments are equal to seven and one-half (7.5%) of the outstanding principal amount of the Sprott Credit Agreement on May 31, 2021 (including all capitalized interest thereon, if any, but excluding the principal repayment then due). The entire outstanding balance of the Sprott Credit Agreement, together with all unpaid interest and fees (including all capitalized interest, if any), is due on the day that is five years from the last day of the month of the initial closing date, which shall be no later than May 31, 2025, the maturity date. The Company reviewed the features of the Sprott Credit Agreement for embedded derivatives, and determined no such instruments exist.

The Sprott Credit Agreement may be repaid in whole or in part, at any time prior to the maturity date. Each prepayment or cancellation of the Sprott Credit Agreement (including capitalized interest, if any), whether in whole or in part, voluntarily or mandatory, subject to certain exceptions, that occurs on or prior to the fourth anniversary of the date of the initial advance is subject to a prepayment premium between 3.0% and 5.0%. The obligations of the Company under the Sprott Credit Agreement are guaranteed by Credit Parties and secured by a lien on all properties and assets now owned, leased or hereafter acquired or leased by any Credit Party, as such terms are defined and further detailed in the Sprott Credit Agreement.

Subordinated Notes

In connection with the business combination and pursuant to a 1.25 Lien Exchange Agreement, on May 29, 2020, the Company assumed $80.0 million in aggregate principal amount of Seller’s 1.25 Lien Notes that were exchanged as part of the Recapitalization Transaction (the Subordinated Notes”). The Subordinated Notes are secured and subordinate in priority to the obligations under the Sprott Credit Agreement. The Subordinated Notes bear interest at a rate of 10.0% per annum, payable in kind on a quarterly basis. The principal on the New Subordinated Notes is due December 1, 2025.

2.0 Lien Notes

As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, $221.3 million of 2.0 Lien Notes were converted into shares of Seller common stock which, along with all of Seller’s other stockholders, as part of Sellers’s plan of dissolution, received a pro rata distribution of HYMC common stock from Seller that was received by Seller as consideration from MUDS. The Company recorded a $74.6 million gain recorded directly to retained earnings upon Seller’s distribution of 14,817,256 shares of HYMC common stock to Seller’s former 2.0 Lien Note holders, which represented the difference between the carrying value of the 2.0 Lien Notes and the value of the HYMC common stock received as consideration by Seller’s former 2.0 Lien Note holders. The 2.0 Lien Notes bore interest at a rate of 15.0% per annum, payable in-kind on a quarterly basis, through the issuance of additional 2.0 Lien Notes. The 2.0 Lien Notes were converted into Seller common stock at a conversion price of $1.67 per share. While outstanding, the obligations under the 2.0 Lien Notes and the guarantees by the guarantors in respect thereof were secured by liens on substantially all assets of the Company and the guarantors, subject to the priority of the liens that secured the obligations under the First Lien Agreement, the 1.25 Lien Notes and the 1.5 Lien Notes.

1.5 Lien Notes

As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, after giving effect to the 1.5 Lien Notes’ 110.0% repurchase feature, $145.7 million of Seller’s 1.5 Lien Notes plus accrued and unpaid interest were exchanged, and subsequently cancelled, for 16,025,316 shares of HYMC common stock. The Company recorded a $14.6 million loss directly to retained earnings upon such exchange, which represented 10.0% of the $145.7 million aggregate principal amount of 1.5 Lien Notes balance at the time of exchange. While outstanding, the 1.5 Lien Notes bore interest at a rate of 15.0% per annum, which was payable in-kind on a quarterly basis, through the issuance of additional 1.5 Lien Notes. While outstanding, the obligations under the 1.5 Lien Notes and the guarantees by the guarantors in respect thereof were secured by liens on substantially all assets of Seller and the guarantors, subject to the priority of the liens that secured the obligations of the First Lien Agreement and the 1.25 Lien Notes but superior in priority to the liens that secured the obligations of the 2.0 Lien Notes and the unsecured obligations of Seller.

1.25 Lien Notes

As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, $48.5 million in aggregate principal amount of Seller’s 1.25 Lien Notes, which bore interest at 15.0% per annum, payable in-kind, were exchanged, and subsequently cancelled, for 4,845,920 shares of HYMC common stock and the remaining $80.0 million aggregate principal amount of Seller’s 1.25 Lien Notes were exchanged for $80.0 million in aggregate principal amount of new Subordinated Notes that were assumed in the Recapitalization Transaction by the Company bearing interest at a rate of 10.0% per annum, payable-in-kind. The 1.25 Lien Notes bore interest at a rate of 15.0% per annum, which was payable in-kind on a quarterly basis, through the issuance of additional 1.25 Lien Notes. While outstanding, the obligations under the 1.25 Lien Notes and the guarantees by the guarantors in respect thereof were secured by liens on substantially all assets of Seller and the guarantors, subject to the priority of the liens that secured the obligations of the First Lien Agreement but superior in priority to the liens that secured the obligations of the 1.5 Lien Notes, the 2.0 Lien Notes and the unsecured obligations of Seller.

First Lien Agreement

As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, $125.5 million of outstanding principal under the First Lien Agreement with the Bank of Nova Scotia as agent, plus accrued interest, was repaid. Most recently, from January 31, 2020 through the repayment date, the First Lien Agreement bore interest at either LIBOR plus 7.5% or an Alternate Base Rate Canada plus 7.5%, as such terms were defined in the First Lien Agreement. The repayment of the First Lien Agreement and other obligations under the First Lien Agreement were guaranteed by all of the direct and indirect domestic subsidiaries of Seller. While outstanding, the obligations under the First Lien Agreement, the guarantees by the guarantors in respect thereof were secured by liens on substantially all of the assets of the Company and its subsidiaries. Upon repayment of the First Lien Agreement, $3.3 million of restricted cash was released to the Company (see Note 6 - Restricted Cash).

Promissory Note

As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, a $6.9 million Promissory Note was repaid, the obligation of which related to a 2014 settlement with vendor of a predecessor of Seller.

Interest expense, net

The following table summarizes the components of recorded interest expense (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
2.0 Lien Notes	$5,085	$6,997	$12,901	$13,743
1.5 Lien Notes	3,496	4,601	8,635	9,034
1.25 Lien Notes	2,866	852	6,218	1,130
First Lien Agreement	1,708	2,547	4,575	5,058
Sprott Credit Agreement	796	—	796	—
Subordinated Notes	711	—	711	—
Amortization of debt issuance costs	635	503	1,307	1,002
Promissory Note	57	413	142	489
Capitalized interest	(290)	(272)	(334)	(417)
Other interest expense	8	—	8	—
	$15,072	$15,641	$34,959	$30,039

The Company capitalizes interest to Plant, equipment, and mine development, net on the condensed consolidated balance sheets for construction projects in accordance with ASC Topic 835, Interest. Except for the First Lien Agreement and other interest expense, amounts shown in the table above represent non-cash interest expense charges.

9.    Debt

Debt covenants

The Company’s debt agreements contain representations and warranties, events of default, and covenants that are customary for agreements of these types. The Company’s First Lien Term Loan Credit Agreement (the “First Lien Agreement”) contains financial covenants that, among other things, restrict or limit the ability of the Company to enter into liens, dispose of its assets, enter into hedging arrangements, pay dividends, purchase or redeem shares, incur or guarantee additional indebtedness, and make capital expenditures. The Second Lien Convertible Notes (the “Convertible Notes”), the Senior Secured Notes due June 30, 2020 (the “1.5 Lien Notes”) and the 1.25 Lien Notes contain provisions that, among other things, restrict or limit the ability of the Company to incur or guarantee additional debt, pay dividends, enter into liens, or dispose of its assets.

The Company’s First Lien Agreement, the Convertible Notes, the 1.5 Lien Notes and the 1.25 Lien Notes include customary events of default, including those relating to a failure to pay principal or interest, a breach of a covenant, representation or warranty, a cross-default to other indebtedness, and non-compliance with security documents.

As of December 31, 2019, we believe we were in compliance with all covenants related to the debt obligations.

Debt balances

The following table summarizes the components of debt (in thousands):

	December 31,
	2019	2018
Debt, current:
Convertible Notes	$208,411	$—
1.5 Lien Notes	137,050	—
First Lien Agreement	125,468	125,468
1.25 Lien Notes	77,212	—
Other Note payable	6,773	5,989
Less debt issuance costs	(949)	(71)
Total	$553,965	$131,386

Debt, non-current:
Convertible Notes	$—	$179,874
1.5 Lien Notes	—	118,270
Less debt issuance costs	—	(1,943)
Total	$—	$296,201

Debt issued at the Effective Date

First lien term loan agreement

The Company entered into the First Lien Agreement on the Effective Date for an aggregate principal amount of $126.7 million. The First Lien Agreement originally matured March 31, 2017 and now matures on May 31, 2020. For the period from December 13, 2019 through January 31, 2020 the First Lien Agreement bore interest at either LIBOR plus 7.0% or an Alternate Base Rate Canada, as defined in the First Lien Agreement, plus 7.0% and thereafter increased to either LIBOR plus 7.5% or an Alternate Base Rate Canada plus 7.5%. Prior to December 13, 2019, the First Lien Agreement bore interest at either LIBOR plus 5.5% or an Alternate Base Rate Canada plus 4.5%. Fifty percent of the monthly Excess Cash Flow, as defined in the First Lien Agreement and subject to minimum cash balance restrictions, is required to be paid to reduce the outstanding amount under the First Lien Agreement. The maximum outstanding amount under the First Lien Agreement was initially determined by a Borrowing Base (as defined in the First Lien Agreement) that is based upon 80% of the net realizable value of the gold and silver in the Company’s ore on leach pads, in- process and finished goods inventories less estimated selling and processing costs. The repayment of the First Lien Agreement and other obligations under the First Lien Agreement are guaranteed by all of the direct and indirect domestic subsidiaries of the Company. The First Lien Agreement, the guarantees by the guarantors in respect thereof and all obligations under the First Lien Agreement, and such guarantees are secured by liens on substantially all of the assets of the Company and its subsidiaries.

After a series of short-term maturity extensions through July 14, 2017, the Company amended the First Lien Agreement to provide for a maturity of January 31, 2019. After several short-term maturity extensions through February 22, 2019, the First Lien Agreement maturity was extended to December 13, 2019 (the “February 2019 Extension”). The extended amendment requires that the Company will maintain at all times a cash balance of $5.0 million, including a balance in a segregated account sufficient to pay projected First Lien Agreement interest payments for the succeeding three months. In conjunction with the close of the February 2019 Extension, the Company issued $18.0 million of 1.25 Lien Notes (discussed below). Pursuant to the February 2019 Extension, the Company obtained commitments from the holders of the 1.5 Lien Notes to purchase an additional $9.0 million of 1.25 Lien Notes during 2019, which was fulfilled in May 2019. Additionally, pursuant to the February 2019 Extension, the maximum outstanding amount under the First Lien Agreement is no longer determined by the Borrowing Base, however, the Company is to maintain at all times at least 175,000 recoverable gold equivalent ounces on the leach pads. The Company has agreed to certain operational and reporting milestones during the remaining life of the First Lien Agreement. Also, the Company agreed that it will ensure that the holders of the 1.5 Lien Notes or other parties acceptable to the Administrative Agent (as defined in the First Lien Agreement) will reduce the Bank of Nova Scotia’s holdings under the First Lien Agreement by $5.0 million within two banking days of each of June 30, 2019, if a certain milestone is not met, and October 28, 2019. Both buy-down obligations were met by the holders of the 1.5 Lien Notes.

The Company completed two additional maturity amendments in December 2019 and January 2020. As stated above, the First Lien Agreement now matures May 31, 2020. In connection with these two amendments, the Company has agreed to certain operational and reporting milestones during the remaining life of the First Lien Agreement.

Second lien convertible notes

The Company issued $95.0 million of Convertible Notes on the Effective Date pursuant to the Indenture. Of the initial $95.0 million in Convertible Notes issued, $90.0 million was received by the Company in cash. The remaining $5.0 million in Convertible Notes were issued in satisfaction of a backstop put option payment. Certain lenders provided a backstop to the commitments in respect of the Convertible Notes to the extent there was a shortfall (in such capacity, collectively, the “Backstop Note Lenders”) in exchange for a backstop put option payment. Each of the Backstop Note Lenders received a portion of the backstop put option payment of $5.0 million.

Since the initial issuance of the $95.0 million in Convertible Notes, the Company issued, pursuant to the Indenture, an additional $20.0 million in aggregate principal amount of Convertible Notes upon substantially the same terms and conditions as those issued on October 22, 2015. In August 2018, the Company paid $0.1 million to retire $3.4 million of Convertible Notes resulting in a gain of $3.3 million.

The Convertible Notes mature on October 22, 2020 and bear interest at a rate of 15% per annum, payable in-kind on a quarterly basis. The issuance of an additional $96.8 million in Convertible Notes has been made through December 2019, representing interest payments on the outstanding Convertible Notes, including $0.3 million that was prepaid upon issuance of additional notes.

The Convertible Notes are convertible at an initial conversion price of $1.67 per share, subject to anti- dilution protection. There was no beneficial conversion feature as it was determined that the conversion price was equal to the commitment date value of the common stock. The obligations under the Convertible Notes and the guarantees by the guarantors in respect thereof are secured by liens on substantially all assets of the Company and the guarantors, subject to the priority of the liens that secure the obligations under the First Lien Agreement, the 1.25 Lien Notes and the 1.5 Lien Notes. In connection with the issuance of the Convertible Notes, an Intercreditor Agreement was entered into by and among the agent under the First Lien Agreement and the trustee under the Indenture.

Additional debt issued

1.5 Lien Notes

In May, 2016, the Company issued $10.0 million of the 1.5 Lien Notes, pursuant to a Note Purchase Agreement (the “Note Purchase Agreement”). The 1.5 Lien Notes bear interest at a rate of 15% per annum, which is payable in-kind on a quarterly basis, and mature June 30, 2020. The obligations under the 1.5 Lien Notes and the guarantees by the guarantors in respect thereof are secured by liens on substantially all assets of the Company and the guarantors, subject to the priority of the liens that secure the obligations of the First Lien Agreement and the 1.25 Lien Notes but superior in priority to the liens that secure the obligations of the Convertible Notes and the unsecured obligations of the Company. In connection with the issuance of the 1.5 Lien Notes, an Intercreditor Agreement was entered into by and among the agent under the First Lien Agreement and the collateral agent under the Note Purchase Agreement. Additionally, an Intercreditor Agreement was entered into by and among the collateral agent under the Note Purchase Agreement and the trustee under the Indenture.

The following table summarizes the issuance of 1.5 Lien Notes bifurcated by Note issuances and interest in-kind during the years ended December 31, 2019, 2018, 2017 and 2016 (in thousands):

Transaction Period	Note Issuances	Interest In-Kind	Total
Year ended December 31, 2016	$26,200	$1,535	$27,735
Year ended December 31, 2017	41,000	7,512	48,512
Year ended December 31, 2018	28,000	14,023	42,023
Year ended December 31, 2019	—	18,780	18,780
Total	$95,200	$41,850	$137,050

While each 1.5 Lien Notes issuance is pursuant to a new Note purchase agreement, all the 1.5 Lien Notes have the same terms and security priority as the original issuance in May 2016.

The 1.5 Lien Notes provide the holders the right upon a change of control, as defined in the Note Purchase Agreement, to require the Company to repurchase all of the holder’s notes for 110% of the outstanding principal balance, plus accrued and unpaid interest. Furthermore, the 1.5 Lien Notes give the Company the right upon a change of control, as defined in the Note Purchase Agreement, to redeem the notes for 110% of the outstanding principal balance, plus accrued and unpaid interest.

1.25 Lien Notes

On February 22, 2019, the Company issued $18.0 million of the 1.25 Lien Notes, pursuant to a Note Purchase Agreement (the “1.25 Note Purchase Agreement”). The 1.25 Lien Notes bear interest at a rate of 15% per annum, which is payable in-kind on a quarterly basis, and mature June 30, 2020. The obligations under the 1.25 Lien Notes and the guarantees by the guarantors in respect thereof are secured by liens on substantially all assets of the Company and the guarantors, subject to the priority of the liens that secure the obligations of the First Lien Agreement but superior in priority to the liens that secure the obligations of the 1.5 Lien Notes, the Convertible Notes and the unsecured obligations of the Company. In connection with the issuance of the 1.25 Lien Notes, an Intercreditor Agreement was entered into by and among the agent under the First Lien Agreement and the collateral agent under the 1.25 Note Purchase Agreement, and an Intercreditor Agreement was entered into by and among the collateral agent under the Note Purchase Agreement and the collateral agent under the 1.25 Note Purchase Agreement. Additionally, an Intercreditor Agreement was entered into by and among the collateral agent under the 1.25 Note Purchase Agreement and the trustee under the Indenture.

Additional 1.25 Lien Notes were issued in 2019 pursuant to new Note purchase agreements. All of the 1.25 Lien Notes have the same terms and security priority as the original issuance in February 2019. A total of $77.2 million of 1.25 Lien Notes were issued during 2019, including $5.2 million of interest in-kind notes.

Other notes payable

On October 15, 2014, the Company entered into a Release and Settlement Agreement (the “Settlement Agreement”) and a Promissory Note (the “Promissory Note”) resolving and settling any and all disputes between Jacobs Field Services North America and the Company. A First Amendment to the Settlement Agreement was executed on April 5, 2016, a Second Amendment was executed on October 6, 2016, a Third Amendment was executed on December 21, 2017 (the “Third Amendment”), a Fourth Amendment was executed on December 31, 2018 (the “Fourth Amendment”) and a Fifth Amendment was executed on June 27, 2019 (the “Fifth Amendment”). The Fourth Amendment amended the Promissory Note to begin accruing interest January 1, 2019, at the rate of 5% per annum, to be added to the principal of the Promissory Note. Interest for 2018 was prepaid coincident with the execution of the Third Amendment. Pursuant to the Fourth Amendment, a delayed payment fee of 5.5% of the principal balance as of June 30, 2019, including accrued interest, was added to the principal balance of the Promissory Note. The due date of the Promissory Note was extended to December 31, 2019, pursuant to the Fifth Amendment. A Sixth Amendment was executed on December 19, 2019 (the “Sixth Amendment”), which extended the Promissory Note due date to June 30, 2020.

On each of December 31, 2019 and 2018, coincident with the execution of the Sixth Amendment and Fourth Amendment, delayed payment fees of 2% of the principal balance at each date, or $0.1 million and $0.1 million, respectively, were added to the principal balance of the Promissory Note.

Interest expense

The following table summarizes the components of recorded interest expense (in thousands):

	Year Ended December 31,
	2019	2018
Second Lien Convertible Notes	$28,537	$24,923
1.5 Lien Notes	18,763	14,012
First Lien Agreement	10,022	9,589
1.25 Lien Notes	5,241	—
Amortization of debt issuance costs	2,047	1,802
Promissory Note	785	567
Capitalized interest	(551)	—
Total interest expense	$64,844	$50,893

We capitalize interest to Property and equipment, net on the consolidated balance sheets for construction projects in accordance with ASC Topic 835, Interest.